Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Computers [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Computers [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Research and Development Equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	6 years
Research and Development Equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Furniture and Office Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	17 years
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of economic life or remaining lease term